Supplemental Financial Information (Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Abstract]
Deferred revenue	$ 217.6	$ 224.5
Intangible liabilities	69.1	118.0
Unrecognized tax benefits (inclusive of interest and penalties)	148.0	129.6
Supplemental executive retirement plan liabilities	40.5	33.3
Personnel costs	37.2	31.6
Other	33.3	36.4
Other liabilities	$ 545.7	$ 573.4